Cash and cash equivalents - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [line items]
Bank balances	$ 95	$ 106
Bank overdrafts	87	104
Local countries which do not have the current ability to repatriate funds through dividends [member]
Cash and cash equivalents [line items]
Restricted Cash and cash equivalents	16	2
UK Portfolio [member]
Cash and cash equivalents [line items]
Restricted Cash and cash equivalents	$ 6	$ 0
Maximum [member]
Cash and cash equivalents [line items]
Short-term deposits and repurchase agreements maturity period	3 months